Business transactions	12 Months Ended
Dec. 31, 2025
Business transactions
Business transactions

Note 34     Business transactions

34.1 Acquisition in Argentina’s Vaca Muerta Formation

On September 25, 2025, GeoPark announced that it had entered into an agreement to acquire a 100% operated working interest (“WI”) in the Loma Jarillosa Este and Puesto Silva Oeste Blocks located in the Neuquen Province, Argentina, targeting black oil in the Vaca Muerta formation. The transaction is consistent with GeoPark’s strategic intent to establish a position in Vaca Muerta, one of the world’s most prolific unconventional oil and gas plays.

Additionally, a new unconventional exploitation concession for the Puesto Silva Oeste Block was issued for a 35-year term, requiring GeoPark to transfer a 5% economic interest to the provincial state-owned company, Gas y Petróleo del Neuquén S.A. (“GyP”), resulting in a 95% economic interest in the Puesto Silva Oeste Block. GeoPark will carry GyP’s portion of the capital expenditures in the Puesto Silva Oeste Block on a fully recoverable basis from up to 100% of GyP’s share of production.

The agreement established a cash consideration of US$ 115,000,000, subject to an interim period adjustment related to the net cash flows from operations since January 1, 2025 (the effective date of the acquisition). On September 25, 2025, GeoPark granted a security deposit of US$ 22,700,000. Subsequently, the transaction closed on October 16, 2025, upon which GeoPark acquired control of the assets and paid the remaining consideration of US$ 92,300,000.

In accordance with the acquisition method of accounting, the acquisition cost was allocated to the underlying assets acquired and liabilities assumed based upon their estimated fair values at the date of acquisition. An income approach (being the net present value of expected future cash flows) was adopted to determine the fair values of the mineral interest. Estimates of expected future cash flows reflect estimates of projected future revenues, production costs and capital expenditures based on the Group’s business model. The valuation incorporates significant unobservable inputs, including estimated production profiles based on certified reserves, commodity price assumptions derived from market data and internal estimates, and discount rates reflecting the risk profile of the assets and relevant market conditions. The acquisition did not result in any goodwill, as the fair value of the identifiable net assets acquired amounted to the total consideration transferred.

The following table summarises the combined consideration paid for the acquired blocks, and the final allocation of fair value of the assets acquired and liabilities assumed for these transactions:

Amounts in US$ ´000	Total
Cash (a)	115,518
Total consideration	115,518
Property, plant and equipment (including mineral interest)	115,811
Inventories	1,951
Provision for other long-term liabilities	(2,244)
Total identifiable net assets	115,518
(a)	Total cash consideration of US$ 115,000,000, plus interim period adjustment of US$ 518,000.

The acquisition did not involve any contingent consideration arrangements or contingent liabilities. Transaction costs of US$ 192,000 related to the acquisition were recognized as an expense in the Consolidated Statement of Income for the year ended December 31, 2025.

Since the acquisition date, the acquired business contributed revenue of US$ 5,783,000 and net profit of US$ 10,000 within the Consolidated Statement of Income for the year ended December 31, 2025. Had the acquisition occurred on January 1, 2025, management estimates, based on available information, that consolidated revenue would have been US$ 528,166,000 and net profit would have been US$ 52,165,000.

34.2 Divestment of non-operated working interest in the Manati gas field in Brazil

On March 27, 2025, GeoPark entered into an agreement to sell its 10% non-operated working interest in the Manati gas field in Brazil for a total consideration of US$ 1,000,000, subject to working capital adjustment, plus a contingent payment of an additional US$ 1,000,000, subject to the field’s future cash flow or its potential conversion into a natural gas storage facility. The transfer was completed on December 12, 2025 and, accordingly, GeoPark no longer holds any working interest in the Manati gas field. As of December 31, 2025, GeoPark has received US$ 500,000 from the total consideration. The remaining balance of US$ 500,000, subject to working capital adjustment, will be received upon completion of customary post-closing formalities.

34.3 Divestment of working interests in Ecuador

During the second quarter of 2025, GeoPark and its partner accepted an offer to divest their respective 50% working interests in the Perico and Espejo Blocks, in Ecuador.

Subsequently, on July 31, 2025, the parties executed definitive asset purchase agreements for a total consideration of US$ 6,910,000, corresponding to GeoPark’s working interest. This amount included a firm purchase price of US$ 7,775,000, net of a working capital adjustment of US$ 865,000, and subject to customary interim period adjustments. In addition, the agreement included a contingent consideration of US$ 750,000, payable upon the Perico Block achieving cumulative gross production of two million barrels as from January 1, 2025. As of June 30, 2025, the amount of property, plant and equipment and right-of-use assets corresponding to the Perico and Espejo Blocks and the liabilities associated to them have been classified as held for sale. Immediately before this reclassification, the recoverable amount of the associated net assets was estimated, and an impairment loss of US$ 30,989,000 was recognized in the Consolidated Statement of Income (see Note 35).

The divestment transaction closed on December 9, 2025, and consequently GeoPark received net cash of US$ 4,155,000 at closing, after interim period adjustments. The outstanding amount of US$ 1,555,000 will be received upon completion of certain administrative procedures related to the transaction.

34.4 Divestment of non-operated working interest in the Llanos 32 Block in Colombia

On March 14, 2025, GeoPark agreed to transfer, subject to regulatory approval, its non-operated working interest in the Llanos 32 Block in Colombia to its joint operation partner for a total consideration of US$ 19,000,000, minus working capital adjustment of US$ 3,660,000. The transfer was approved by the ANH in October 2025, and formalized in November 2025. GeoPark has received the net proceeds from the transaction and no longer holds any working interest in the Llanos 32 Block.

34.5 Unconsummated Transaction in Argentina (“Vaca Muerta”)

On May 13, 2024, GeoPark announced the execution of a farm-out agreement with PGR, a subsidiary of Mercuria Energy Trading (“Mercuria”), for the acquisition of non-operated working interests in four adjacent unconventional blocks in the Neuquén Basin, Argentina. However, on May 14, 2025, GeoPark announced that PGR exercised its contractual right to withdraw from the transaction. As a result, the transaction was not completed.

Accordingly, GeoPark was not required to pay the remaining balance of the upfront consideration, and all advance payments previously made were fully reimbursed. The advance payments included US$ 49,096,000 paid in May 2024, comprising US$ 38,000,000 related to the upfront consideration and US$ 11,096,000 related to the acquisition of midstream capacity, and US$ 4,988,000 paid in December 2024 for additional midstream capacity. These amounts had been recognized under the “Prepayments and other receivables” line item within “Current assets” in the Consolidated Statement of Financial Position as of December 31, 2024, and were fully collected in May 2025.

34.6 Proposed Acquisition of Certain Repsol Exploration and Production Assets in Colombia

On November 29, 2024, GeoPark announced that it had signed Sale and Purchase Agreements with Repsol Exploración S.A. and Repsol E&P S.A.R.L (collectively, “Repsol”) to acquire certain Repsol upstream oil and gas assets in Colombia, which included (i) 100% of Repsol Colombia O&G Limited, which owns a 45% non-operated working interest in the CPO-9 Block in Meta Department (operated by Ecopetrol with a 55% WI), and (ii) Repsol’s 25% interest in SierraCol Energy Arauca LLC in Arauca Department, Colombia.

On December 30, 2024, GeoPark announced that Ecopetrol, the operator of the CPO-9 Block, had exercised its preemptive rights under the terms of the Joint Operating Agreement to acquire 100% of Repsol Colombia O&G Limited, which owns a 45% non-operated working interest in the CPO-9 Block. In addition, on January 14, 2025, GeoPark announced that Repsol’s partner in SierraCol Energy Arauca LLC had exercised its preemptive rights under the terms of the LLC Agreement to acquire Repsol’s 25% interest in SierraCol Energy Arauca LLC in Arauca Department, Colombia. As a result of the exercise of these preemptive rights, GeoPark and Repsol mutually agreed not to proceed with the transaction.

As of December 31, 2024, GeoPark recorded a security deposit of US$ 20,000,000 granted to the seller within “Other financial assets” in the Consolidated Statement of Financial Position. In January 2025, Repsol returned that security deposit to GeoPark, together with the carried interest of US$ 89,175.

34.7 Divestment of Business in Chile

On December 20, 2023, GeoPark signed a Stock Purchase Agreement to sell its wholly owned subsidiary GeoPark Chile S.p.A. and its subsidiaries, GeoPark Fell S.p.A., GeoPark TdF S.p.A. and GeoPark Magallanes Limitada, which comprise the entire business of GeoPark in Chile, for a total consideration of US$ 4,000,000, subject to working capital adjustments. At that date, GeoPark collected an advanced payment of US$ 450,000.

As part of the agreement, GeoPark remained responsible for the outstanding investment commitments in the Campanario and Isla Norte Blocks. Consequently, as of December 31, 2023, GeoPark recognized a liability for the full amount of those commitments which were fully settled in 2025.

Additionally, GeoPark keeps the private right over unconventional activities that would be carried out in the Fell Block and 95% of the revenue derived from such activities over the current operating contract.

The divestment transaction closed on January 18, 2024, and consequently GeoPark received an additional payment of US$ 2,792,000, plus a preliminary working capital adjustment of US$ 486,000. The remaining outstanding amount of US$ 758,000 was received in 23 monthly equal installments until December 2025.

As of December 31, 2023, the amount of Property, plant and equipment and Right-of-use assets corresponding to the abovementioned subsidiaries and the liabilities associated with them were classified as held for sale for US$ 28,419,000 and US$ 26,948,000, respectively. Immediately before the classification as held for sale, the recoverable amount of the net assets was estimated and an impairment loss of US$ 13,332,000 was recognized in the Consolidated Statement of Income. In addition, the deferred income tax asset was written down for US$ 2,533,000 as it was assessed as non-recoverable due to the transaction. The restructuring and other costs incurred because of the divestment process for US$ 3,873,000 were recognized within the ‘Other (expenses) income’ line item in the Consolidated Statement of Income.

34.8 Transfer of Working Interest in the Los Parlamentos Block in Argentina

On October 27, 2023, GeoPark agreed to transfer its 50% working interest in the Los Parlamentos Block in Argentina to its joint operation partner. The transaction was formally approved by local authorities and the closing took place on October 21, 2025. Accordingly, GeoPark is no longer liable for remaining capital commitments or other legal obligations resulting from its participation in the block. As a result of this transaction, in 2023, GeoPark incurred a net loss of US$ 2,939,000 in the Consolidated Statement of Income, which was composed by a loss of US$ 7,023,000 within the ‘Other (expenses) income’ line item due to the payment to the joint operation partner, net of a gain of US$ 4,084,000 within the ‘Foreign exchange (loss) gain’ line item due to transactions with U.S. Dollar-denominated Argentine securities contributed to the local subsidiary when transferred and disposed in Argentina.